Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Premises and equipment
Premises and equipment are comprised of the following as of December 31:

	2013	2012

Land	$7,790,167	$7,780,167
Building	23,832,454	23,758,761
Furniture, Fixtures and Equipment	13,846,579	12,923,699
Leasehold Improvements	970,346	948,260
Construction in Progress	236,591	-

	46,676,137	45,410,887
Accumulated Depreciation	(21,799,668)	(20,494,781)

	$24,876,469	$24,916,106

Future minimum rental payments	Future minimum rental payments as of December 31, 2013 are as follows:
Year Ending December 31	Amount

2014	$53,458
2015	42,000
2016	42,000
2017	38,500

$175,958